other long-term liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
other long-term liabilities
Contract liabilities	$ 158	$ 132
Other		2
Deferred revenues	158	134
Pension benefit liabilities	465	453
Other post-employment benefit liabilities	94	98
Derivative liabilities	112	167
Deferred capital expenditure government grants	66	66
Other	79	34
Subtotal	974	952
Deferred customer activation and connection fees	1	3
Other long-term liabilities	$ 975	$ 955